Property and equipment (Tables)	12 Months Ended
Mar. 28, 2020
Property, Plant and Equipment [Abstract]
Components of Property and Equipment
The components of property and equipment are as follows:

	As of
	March 28, 2020	March 30, 2019
	(In thousands)
Leasehold improvements	34,626	33,745
Furniture, fixtures and equipment	13,327	13,269
Software and electronic equipment	9,203	12,378

	57,156	59,392
Accumulated depreciation and impairment charges	(30,543)	(29,665)

	$26,613	$29,727